Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Loss for the year	R$ 1,600,420	R$ (526,396)	R$ (1,377,348)
Adjustments to reconcile profit (loss) [abstract]
Depreciation and amortization	878,181	800,326	507,369
Deferred income tax and social contribution	24,585	(153,066)	(239,827)
Loss on investment in associates	4,179	3,589	10,437
Accrued interest, monetary and exchange variations, net	(195,419)	(382,707)	(735,125)
Provision for contingencies	5,825	18,849	4,263
Share-based payments expense	251,239	213,076	113,169
Allowance for expected credit losses	160,195	88,572	71,972
Loss on disposal of property, equipment and intangible assets	66,200	25,347	136,104
Effect of applying hyperinflation accounting	3,652	3,852	2,040
Loss on sale of subsidiary	10,926	20,308	12,746
Fair value adjustment in financial instruments at FVPL	96,563	1,179,547	2,570,418
Fair value adjustment in derivatives	20,320	90,821	104,979
Remeasurement of previously held interest in subsidiary acquired	0	0	(15,848)
Others	1,168	0	0
Adjustments for working capital [abstract]
Accounts receivable from card issuers	32,304	740,190	(2,993,411)
Receivables from related parties	20,343	12,912	1,050
Recoverable taxes	138,987	261,867	(238,127)
Prepaid expenses	41,310	152,966	(260,090)
Trade accounts receivable, banking solutions and other assets	205,105	707,521	244,181
Loans operations portfolio	(312,808)	0	0
Accounts payable to clients	(3,382,075)	(3,633,937)	4,276,349
Taxes payable	169,827	137,825	247,399
Labor and social security liabilities	19,284	171,293	(17,388)
Payment of contingencies	(34,012)	(9,799)	(10,180)
Trade accounts payable and other liabilities	(80,024)	323,619	40,768
Interest paid	(749,366)	(430,398)	(299,666)
Interest income received, net of costs	2,766,933	2,058,650	1,578,870
Income tax paid	(116,134)	(191,142)	(128,202)
Net cash provided by in operating activities	1,647,708	1,683,685	3,606,902
Cash flows from (used in) investing activities [abstract]
Purchase of property, plant and equipment	(736,244)	(417,733)	(1,082,990)
Purchases and development of intangible assets	(474,053)	(305,512)	(215,681)
Acquisition of subsidiary, net of cash acquired	0	(69,837)	(4,737,410)
Sale of subsidiary, net of cash disposed of	0	(4,325)	(36)
Proceeds from (acquisition of) short-term investments, net	181,611	(1,222,364)	5,370,958
Acquisition of equity securities	0	(15,000)	(2,480,003)
Proceeds from disposal of long-term investments – equity securities	220,520	183,518	209,324
Proceeds from the disposal of non-current assets	536	27,008	100
Payment for interest in associates and subsidiaries acquired in prior periods	(37,806)	(46,897)	(41,459)
Net cash used in investing activities	(845,436)	(1,871,142)	(2,977,197)
Cash flows from (used in) financing activities [abstract]
Proceeds from borrowings	5,181,619	3,499,986	11,700,297
Payment of borrowings	(4,489,681)	(5,009,769)	(7,252,226)
Payment to FIDC quota holders	(1,032,503)	(1,250,000)	(2,767,552)
Proceeds from FIDC quota holders	564,752	0	584,191
Payment of principal portion of lease liabilities	(72,815)	(99,829)	(83,610)
Repurchase of own shares	(292,745)	0	(988,824)
Sale of own shares	0	53,406	0
Acquisition of non-controlling interests	(1,440)	(325)	(1,265)
Transaction with non-controlling interests	0	0	230,500
Dividends paid to non-controlling interests	(5,983)	(3,601)	(2,967)
Cash proceeds from non-controlling interest	0	0	893
Net cash (used in) provided by financing activities	(148,796)	(2,810,132)	1,419,437
Effect of foreign exchange on cash and cash equivalents	10,336	14,548	(487)
Change in cash and cash equivalents	663,812	(2,983,041)	2,048,655
Cash and cash equivalents at beginning of period	1,512,604	4,495,645	2,446,990
Cash and cash equivalents at end of period	2,176,416	1,512,604	4,495,645
Change in cash and cash equivalents	R$ 663,812	R$ (2,983,041)	R$ 2,048,655